FIXED INCOME SECURITIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                January 31, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FIXED INCOME SECURITIES, INC. (the "Corporation")
           Federated Limited Term Fund
           Federated Limited Term Municipal Fund
           Federated Strategic Income Fund

         1933 Act File No. 33-43472
         1940 ACT FILE NO. 811-6447

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statements of additional information dated January 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 25 on January 28, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-8160.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary